Derivative financial instruments	12 Months Ended
Dec. 31, 2025
Derivative Financial Instruments [Abstract]
Derivative financial instruments
28. Derivative financial instruments

	December 31, 2025	December 31, 2024

Assets
Foreign currency forward contracts - Term Facility (d(iii))	$12,033	$—
Warrants	398	52
Total derivative assets	$12,431	$52

Classified as:	December 31, 2025	December 31, 2024

Current	$2,051	$52
Non-current	10,380	—
	$12,431	$52

	December 31, 2025	December 31, 2024

Liabilities
Foreign currency collars (a)	$247	$194
Euro forward contracts (b)	—	2,353
Gold collars (c)	—	20,465
Gold commodity swaps - Term Facility (d(i))	69,528	18,149
Copper commodity swaps - Term Facility (d(i))	23,087	3,165
Interest rate swaps - Term Facility (d(ii))	8,255	12,167
Foreign currency forward contracts - Term Facility (d(iii))	—	4,837
Gold collars - Term Facility (d(iv))	12,016	—
Total derivative liabilities	$113,133	$61,330

Classified as:	December 31, 2025	December 31, 2024

Current	$96,879	$25,587
Non-current	16,254	35,743
	$113,133	$61,330
28. Derivative financial instruments (continued)
(a)Foreign Currency Collars
The Company enters into zero-cost collars (purchase of a put option and sale of a call option) to reduce the risk associated with fluctuations of the Euro and Canadian dollar at Olympias and Lamaque, respectively. These derivatives set a band within which the Company expected to be able to protect against currency movements, either above or below specific strike prices.
In December 2024, the Company entered into zero-cost collars that mature monthly from January to December 2025 (Canadian dollar collars - $7.5 million monthly; Euro collars - $6.0 million monthly).
In the year ended December 31, 2025, Canadian dollar collars totalling $90.0 million (2024: $106.0 million) and Euro collars totalling $18.0 million (2024: $78.0 million) expired without financial settlement. During the year ended December 31, 2025, Euro collars totalling $54.0 million expired with financial settlement on which a $2.7 million realized gain was recognized.
In December 2025, the Company entered into zero cost collars that mature monthly from January to December 2026 (Canadian dollar collars - $8.0 million monthly; Euro collars - $6.9 million monthly).
These derivatives are not designated as hedging instruments. Changes in the fair value and settlement gains (losses) of the foreign currency collars are recorded in other (expense) income.
As at December 31, 2025, the Company's outstanding foreign currency collars were as follows:

2026
Canadian dollar collars
Canadian dollar contracts	$96,012
Weighted average put strike price (USD:CDN)	1.30
Weighted average call strike price (USD:CDN)	1.41

Euro collars
Euro contracts	$82,800
Weighted average put strike price (EUR:USD)	1.25
Weighted average call strike price (EUR:USD)	1.15

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(194)	$1,338
Change in fair value	2,674	(1,537)
Settlements	(2,727)	5
Closing derivative liability	$(247)	$(194)
28. Derivative financial instruments (continued)
(b)Euro Forward Contracts
In August 2023, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Company’s equity commitment for the Skouries Project and from June 2024 to May 2025, €5.0 million was delivered to the Company every month at a forward rate of EUR/USD 1.1160.
In October 2023, the Company entered into additional foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate. From June 2024 to May 2025, €2.5 million was delivered to the Company every month at a forward rate of EUR/USD 1.0785.
During the year ended December 31, 2025, €37.5 million was delivered to the Company, on which a $0.7 million realized loss was recognized. Changes in the fair value of the forward contracts and settlement (losses) gains have been recorded in other (expense) income.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(2,353)	$1,478
Change in fair value	1,693	(5,088)
Settlements	660	1,257
Closing derivative (liability) asset	$—	$(2,353)

(c)Gold Collars
In May 2023, the Company entered into zero-cost collars to reduce the risk associated with fluctuations of the price of gold and to manage cash flow variability during the construction period of Skouries. Under the gold collars, 16,667 ounces settle monthly during the period from June 2023 through December 2025.
These derivatives are not designated as hedging instruments. Changes in the fair value of the gold collars and settlement (losses) gains are recorded in other (expense) income. As at December 31, 2025, the Company had no outstanding gold collars
During the year ended December 31, 2025, 200,004 ounces were settled (year ended December 31, 2024 – 200,004 expired), on which a $153.5 million realized derivative loss was recognized (year ended December 31, 2024 – nil).
Changes in the fair value of gold collars outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative liability	$(20,465)	$(3,026)
Change in fair value	(133,030)	(17,439)
Settlements	153,495	—
Closing derivative liability	$—	$(20,465)
28. Derivative financial instruments (continued)
(d)Term Facility Derivative Arrangements
i.Gold and Copper Commodity Swaps - Term Facility
In April 2023, in conjunction with the Term Facility, the Company entered into gold and copper commodity swap contracts for settlement on July 7, 2026 based on the average applicable commodity price over the period of June 1, 2026 to June 30, 2026. The gold commodity swap contracts total 32,000 ounces at a forward price of US$2,160 per ounce and will be financially settled. The copper commodity swap contracts total 6,160 tonnes of copper at a forward price of US$8,525 per tonne and will be financially settled.
These derivatives have not been designated as hedging instruments. Changes in the fair value of the gold and copper forward sales contracts are recorded in other (expense) income.
Changes in the fair value of gold commodity swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
Gold commodity swaps	2025	2024

Opening derivative liability	$(18,149)	$(2,966)
Change in fair value	(51,379)	(15,183)
Closing derivative liability	$(69,528)	$(18,149)

Changes in the fair value of copper commodity swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
Copper commodity swaps	2025	2024

Opening derivative liability	$(3,165)	$(1,032)
Change in fair value	(19,922)	(2,133)
Closing derivative liability	$(23,087)	$(3,165)

ii.Interest Rate Swaps
In April 2023, in conjunction with the Term Facility, the Company entered into interest rate swaps covering 70% of the variable interest rate exposure under the six-month EURIBOR index. The interest rate swaps have a fixed rate of 3.11% and mature on December 31, 2032. The interest payment frequency is every six months.
In June 2024, the Company entered into interest rate swaps covering 70% of the variable interest rate exposure of the Contingent Overrun Facility, under the six-month EURIBOR index. The interest rate swaps have a fixed rate of 2.748% and mature on December 31, 2032. The interest payment frequency is every six months.
The interest rate swaps have not been designated as hedging instruments. Changes in the fair value and settlement (losses) gains of the interest rate swaps are recorded in other (expense) income.
During the year ended December 31, 2025, interest rate swap settlements resulted in a realized loss of $3.0 million for the Company (year ended December 31, 2024 - realized gain of $1.4 million).
28. Derivative financial instruments (continued)
(d) Term Facility Derivative Arrangements (continued)
ii. Interest Rate Swaps (continued)
Changes in the fair value of interest rate swaps outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative liability	$(12,167)	$(11,605)
Change in fair value	961	850
Settlements	2,951	(1,412)
Closing derivative liability	$(8,255)	$(12,167)

iii.Foreign Currency Forward Contracts - Term Facility
In April 2023, in conjunction with the Term Facility, the Company entered into foreign exchange forward contracts to fix the U.S. Dollar to Euro exchange rate for a portion of the Term Facility repayments. From June 30, 2026 to December 31, 2029, €17.0 million will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1473. From June 28, 2030 to December 30, 2032, €11.4 million will be delivered to the Company every six months at an average forward rate of EUR/USD 1.1704.
The foreign currency forward contracts have not been designated as hedging instruments. Changes in the fair value of the foreign currency forward contracts will be recorded in other (expense) income.
Changes in the fair value of foreign currency forward contracts outstanding during the year ended December 31, 2025 were as follows:

	Year ended December 31,
	2025	2024

Opening derivative (liability) asset	$(4,837)	$6,229
Change in fair value	16,870	(11,066)
Closing derivative asset (liability)	$12,033	$(4,837)

iv.Gold Collars - Term Facility
In July 2025, as required under the Term Facility, the Company entered into zero-cost gold collars which settle monthly covering the period from July 1, 2027 to December 31, 2027. The gold collars total 28,000 ounces with a put strike price of $3,000 per ounce and a call strike price of $4,537 per ounce.
These derivatives have not been designated as hedging instruments. Changes in the fair value of the gold collars are recorded in other (expense) income.

	Year ended December 31,
	2025	2024

Opening derivative asset	$—	$—
Change in fair value	(12,016)	—
Closing derivative liability	$(12,016)	$—